Summary of Significant Accounting Policies - Shareholders' Equity (Details) - $ / shares	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Feb. 08, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001